Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ 33,989	$ (2,903)	$ 37,299
Other comprehensive income (loss):
Reclassification adjustment for loss on derivative instruments realized in net income		3,000	11,500
Total other comprehensive income (loss)	1,868	(56,568)	(17,450)
Total comprehensive income (loss)	35,857	(59,471)	19,849
Joint Venture
Net income (loss)		9,135
Other comprehensive income (loss):
Unrecognized gain (loss) on Joint Venture derivative instruments		720	(28,990)
Reclassification adjustment for loss on derivative instruments realized in net income		2,996	11,540
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Total		3,716	(17,450)
Total other comprehensive income (loss)		3,716
All Other
Net income (loss)		(12,038)
Other comprehensive income (loss):
Unrecognized gain (loss) on Joint Venture derivative instruments	(22,551)	(62,086)
Reclassification adjustment for loss on derivative instruments realized in net income	24,419	1,802
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Total	1,868	(60,284)
Total other comprehensive income (loss)		$ (60,284)